Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Jun. 30, 2019
CURRENT ASSETS
Cash	$ 744,436	$ 2,004,625
Short-term investments	515,729	706,226
Accounts receivables	454,411	1,853,041
Accounts receivables - related parties	1,138,498	1,013,135
Other receivables	100,302	213,252
Other receivables - related party	1,284,676	1,647,858
Prepaid expenses	1,122,164	1,278,133
Total current assets	5,360,216	8,716,270
PROPERTY AND EQUIPMENT, NET	436,325	223,385
OTHER ASSETS
Long-term security deposits	422,783	384,860
Acquisition prepayment		2,447,259
Right-of-use assets	1,285,145
Long-term prepaid expenses	1,599,647	2,247,872
Deferred tax assets, net	159,720	347,195
Intangible asset, net	918,787	10,241
Goodwill	1,864,053
Total other assets	6,250,135	5,437,427
Total assets	12,046,676	14,377,082
CURRENT LIABILITIES
Acquisition payable	368,439
Deferred revenue	1,061,162	227,622
Other payables and accrued liabilities	630,457	808,328
Other payables - related party	6,334
Operating lease liabilities - current	841,041
Financing lease liabilities - current	44,791
Taxes payable	86,656	10,512
Current portion of long-term debt	25,835	315,983
Total current liabilities	3,064,715	1,362,445
NON-CURRENT LIABILITIES
Operating lease liabilities - noncurrent	486,970
Financing lease liabilities - noncurrent	68,826
Long-term debt	1,145,825	1,206,565
Total non-current liabilities	1,701,621	1,206,565
Total liabilities	4,766,336	2,569,010
COMMITMENTS AND CONTINGENCIES
EQUITY
Preferred shares, $0.001 par value, 1,000,000 shares authorized, 0 shares issued and outstanding as of June 30, 2020 and June 30, 2019
Ordinary shares, $0.001 par value, 49,000,000 shares authorized, 11,507,558 shares issued and outstanding as of June 30, 2020 and June 30, 2019	11,508	11,508
Additional paid-in capital	21,911,045	21,911,045
Accumulated deficit	(13,267,289)	(9,221,341)
Accumulated other comprehensive loss	(83,012)	(251,958)
Total equity attributable to controlling shareholders	8,572,252	12,449,254
Noncontrolling interests	(1,291,912)	(641,182)
Total equity	7,280,340	11,808,072
Total liabilities and equity	$ 12,046,676	$ 14,377,082